Fair Value Measurement (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Assets:
Investments held in Trust Account	$ 46,013,666	$ 0
Liabilities:
Warrant liability	6,024,900	0
Total	39,988,766
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	46,013,666
Liabilities:
Warrant liability	6,024,900
Total	39,988,766
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account	0
Liabilities:
Warrant liability	0
Total	$ 0